Nature and Continuance of Operations (Details Narrative) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Accumulated deficit	$ 1,715,526	$ 693,008	$ 225,950
Private Placement [Member]
Aggregate of subscription receipts	9,113,659	9,113,659
Price per subscription	$ 0.60	$ 0.60
Aggregate gross proceeds subscription receipts	$ 5,468,195	$ 5,468,195